Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions

Transactions with Key Management Personnel

The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.

For the years ended December 31,	2024	2023
Key Management Remuneration	$365,994	$522,669
Former Management Fees	129,705	—
Short term accommodation expense	—	—
	$495,699	$522,669

The Key Management remuneration is included in Professional and Consulting fees and Personnel Expenses in the Statement of Operations.

As of December 31, 2024, the Company has balances payable to related parties of $302,232 (2023 – $2,255,522) as below:

a.	Included within accounts payable and accrued liabilities at December 31, 2024 is remuneration payable to key management totaling $244,933 (2023 – $889,367), which includes amounts owing to the following current and former directors and officers of the Company:

●	current directors and officers:

i.	$8,000 owing to J Dhaliwal (2023 — $99,051);

ii.	$2,192 owing to G Deol (2023 — $nil);

iii.	$72,000 owing to K Field (2023 — $81,384);

iv.	$160,241 owing to D Jenkins (2023 — $81,384); and

v.	$2,500 owing to C Cooper (2023 — $nil).
●	former directors and officers:

i.	$nil owing to H Singh (2023 — $81,384);

ii.	$nil owing to K. Sidhu (2023 — $375,445);

iii.	$nil owing to T Scott (2023 — $85,733); and

iv.	$nil owing to Y. Liang (2023 — $28,196).

b.	The former director and officer of RPK, Kiranjit Sidhu is also the owner of Catalyst Capital LLC (“Catalyst”).

i.	On November 14, 2022, the Company received a loan of £25,000 ($30,224) from Catalyst. The loan is unsecured and bears interest of £200 per week. The loan has matured on January 31, 2023 and is due on demand. Any unpaid amount is charged with late fees of £200 for each week the payment is late. During the year ended December 31, 2024, the Company paid this loan in full as part of the debt settlement entered in April 2024. As of December 31, 2024, the loan balance including accrued interest was $nil (2023 — $46,811).

ii.	On January 17, 2023, the Company received an additional loan of €45,000 ($48,666) from Catalyst. The loan is unsecured and bears interest of 0.75% per day, compounding daily. The loan has matured on February 1, 2023 and is due on demand. Any unpaid amount is charged with late fees of 1% compounding interest for each day the payment is late. During the year ended December 31, 2023, the lender has willingly forgone any interest arising from this loan. During the year ended December 31, 2024, the Company paid this loan in full as part of the debt settlement entered in April 2024. As of December 31, 2024, the loan balance was $nil (2023 — $49,664).

iii.	On January 23, 2023, the Company entered into an independent contractor agreement with Mr. Sidhu, pursuant to which, he agreed to provide services regarding the business operations, business development and strategic matters to the Company for $550,000. The payment for the services was settled by the issuance of 3,618 RSU converted to 3,618 Common Shares of the Company to Mr. Sidhu in January 2023.

iv.	On February 5, 2023, the Company entered into another independent contractor agreement with Mr. Sidhu, pursuant to which, he agreed to provide services regarding the business operations, business development, legal and strategic matters to the Company for $650,000. The payment for the services was partially settled by the issuance of 2,016 RSUs converted to 2,016 Common Shares in May 2023 and 1,759 RSUs converted to 1,759 Common Shares in July 2023. As of December 31, 2023, the balance of the payable was $350,395, and was recorded under due to related parties’ account. During the year ended December 31, 2024, the Company paid this payable in full as part of the debt settlement entered in April 2024.

iii.	On April 4, 2024, the Company entered into debt settlement agreement with Mr. Sidhu to settle up all amounts owing of $487,295, which includes outstanding loans and other consulting payables. Pursuant to the agreement, Mr. Sidhu agreed to accept $136,757 in full settlement of the outstanding debt. On April 10, 2024, the Company paid the agreed amounts and recognized a gain on debt settlement of $353,159 in the consolidated statements of loss and comprehensive loss.
c.	The Company has the following loans outstanding to 1248787 B.C. Ltd. (“1248787”), a company controlled by Jatinder Dhaliwal, a director of the Akanda:

i.	On August 18, 2023, the Company received a loan of C$24,000 ($17,714) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. The Company recorded interest expense of $3,157 (2023 — $1,181) from this loan during the year ended December 31, 2024. As of December 31, 2024, the loan balance including accrued interest of $20,814 (2023 — $19,306) remains outstanding.

ii.	On September 27, 2023, the Company received a loan of C$3,000 ($2,219) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. The Company recorded interest expense of $395 (2023 — $104) from this loan during the year ended December 31, 2024. As of December 31, 2024, the loan balance including accrued interest of $2,561 (2023 — $2,369) remains outstanding.

iii.	On October 13, 2023, the Company received a loan of C$40,000 ($29,258) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. The Company recorded interest expense of $5,259 (2023 — $1,152) from this loan during the year ended December 31, 2024. As of December 31, 2024, the loan balance including accrued interest of $33,924 (2023 — $31,346) remains outstanding.

d.	The Company has the following loans transactions with Halo, a company controlled by Katharyn Field, the executive director and interim CEO of Akanda:

Unsecured debenture

On January 26, 2023, the Company issued a promissory note to Halo for a principal amount of $328,000. The note bears an interest rate of 7% per annum and matured on June 25, 2023. During the year ended December 31, 2023, the Company entered into a note conversion agreement and settled this loan through the issuance of 7,277 common shares.

During the year ended December 31, 2023, the Company received additional loans from Halo in the aggregate principal amount of $1,192,953. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment.

During the year ended December 31, 2024, the Company received additional loans from Halo in the aggregate principal amount of $44,954. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment. The Company recorded interest expense of $39,170 (2023 — $125,013) from these loans and also made a full repayment during the year ended December 31, 2024. As of December 31, 2024, the outstanding balance, including accrued interest was $nil (2023 — $1,420,963).

e.	On April 24, 2024, Mr. Harvinder Singh resigned as an independent director of the Board of Directors of the Company. A Resignation and Mutual Release Agreement dated April 24, 2024 was entered between the Company and Mr. Singh, pursuant to which the Company agreed to pay Harvinder Singh a separation and release amount of $50,000. The Company has paid the amount in full on April 25, 2024. During the year ended December 31, 2024, the Company recognized a gain on debt settlement of $48,592 in the consolidated statements of loss and comprehensive loss.

As of December 31, 2024, the Company has balances receivable from related parties of $368,172 (2023 — $nil) as below:

a.	Advances - Halo

During the year ended December 31, 2024, the Company paid and accrued an amount of $15,969 (CAD21,875) of fees for services rendered by certain legal firms to Halo, a company controlled by the interim CEO of the Company. The transactions were accounted by the Company as advances or loans to Halo. The loans are non-interest bearing, unsecured and has no specific terms of repayment. As at December 31, 2024, the loan receivable balance was $15,219.
b.	The Company has the following loan receivable from First Towers & Fiber Corp. (“First Towers”), a company controlled by Christopher Cooper, a director of Akanda:

On November 21, 2024, the Company entered into a Bridge Loan Agreement with First Towers & Fiber Corp., a corporation incorporated under the laws of the Province of British Columbia (“First Towers”), pursuant to which the Company agreed to loan to First Towers $350,000 (the “Loan”). Interest of the prime rate (as defined in the Loan Agreement) plus 2% will accrue and be calculated daily on the principal amount of the Loan on the basis of the actual number of days the Loan is outstanding in a year of 365 or 366 days, as applicable, and will be compounded and payable monthly in arrears on the first business day of each month. During the year ended December 31, 2024, the Company recorded an accrued interest receivable of $2,953. As at December 31, 2024, the loan receivable balance including interest was $352,953.

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.